Client Name:
Client Project Name:	GSMBS 2024-PJ3
Start - End Dates:	2/3/2021 - 12/1/2023
Deal Loan Count:	58

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	XXXX	Questionable factors on credit report	1
Credit	Income/Employment	XXXX	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	1
Credit	Insurance	XXXX	Insurance Effective date is greater than the transaction date	1
Compliance	TILA/RESPA Integrated Disclosure	XXXX	TRID - Zero tolerance fee or fees increased at or prior to closing without a valid reason or not timely disclosed; refund required within 60 days of consummation	1
Compliance	State Consumer Protection	XXXX	MD Counseling Notice not in file	1
Total				5

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